Cash and cash equivalents and financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents and financial assets [Abstract]
Cash and cash equivalents and short-term financial assets
The following tables summarize the Company’s cash and cash equivalents and short-term financial assets as of December 31, 2018 and 2017:

	As of December 31,
in CHF thousands	2018	2017
Cash and cash equivalents	156,462	124,377
Total	156,462	124,377

	As of December 31,
in CHF thousands	2018	2017
Short-term financial assets due in one year or less	30,000	—
Total	30,000	—

The Company’s cash and cash equivalents are maintained in the following respective currencies as of December 31, 2018 and 2017:

	As of December 31,
in CHF thousands	2018	2017
Cash and cash equivalents	156,462	124,377
Total	156,462	124,377

By currency
CHF	126,218	103,272
EUR	11,471	3,658
USD	18,773	17,447
Total cash and cash equivalents	156,462	124,377